DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 25, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) hydroponicFarm	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) hydroponicFarm	Jun. 30, 2022 USD ($) hydroponicFarm	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) hydroponicFarm	Dec. 31, 2020 USD ($) hydroponicFarm	Apr. 19, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 07, 2022 USD ($)	Mar. 04, 2022 USD ($)	Jul. 12, 2021 $ / shares	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of large scale hydroponic farms | hydroponicFarm			5				1	5		4	1
Net Income (Loss) Attributable to Parent			$ (78,655,000)	$ (16,318,000)	$ (7,676,000)	$ (4,903,000)		$ (94,973,000)	$ (12,580,000)	$ (40,057,000)	$ (8,657,000)
Accumulated deficit			(157,579,000)				$ (22,549,000)	(157,579,000)		(62,606,000)	(22,549,000)
Gross proceeds from sale-leaseback transaction				8,100,000
Short-Term Debt [Line Items]
Convertible Debt, Current			10,253,000	10,000,000				10,253,000		0					$ 10,000,000
Agrico Acquisition Corp.
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent				(379,541)		$ 0	(9,672)			(372,974)
Accumulated deficit				(4,923,841)			$ (9,672)			$ (4,544,300)	$ (9,672)
Short-Term Debt [Line Items]
Price per private warrant (in Dollars per share) | $ / shares																$ 11.50
Sale of warrant price per share (dollars per share) | $ / shares																$ 1.00
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross proceeds from sale-leaseback transaction	$ 8,100,000
Short-Term Debt [Line Items]
Proceeds from private placement		$ 10,000,000
Line of Credit | Senior Secured Credit Facility
Short-Term Debt [Line Items]
Borrowing capacity under credit agreement			30,000,000					30,000,000					$ 10,000,000
Line of Credit | Senior Secured Credit Facility | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under credit agreement												$ 30,000,000
Line of Credit | Term Loan | Senior Secured Credit Facility
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility			20,000,000					20,000,000					$ 20,000,000
Line of Credit | Term Loan | Senior Secured Credit Facility | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility												20,000,000
Line of Credit | Revolving Credit Facility | Senior Secured Credit Facility
Short-Term Debt [Line Items]
Borrowing capacity under credit agreement			$ 10,000,000					$ 10,000,000
Line of Credit | Revolving Credit Facility | Senior Secured Credit Facility | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under credit agreement												$ 10,000,000
Convertible Debt
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility				20,000,000											$ 20,000,000		$ 3,000,000
Convertible Debt, Current				$ 10,000,000
Convertible Debt | Subsequent Event
Short-Term Debt [Line Items]
Borrowing capacity under convertible bridge financing facility														$ 20,000,000